Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,527,500.09

Principal:
Principal Collections	$23,044,738.71
Prepayments in Full	$14,606,408.59
Liquidation Proceeds	$889,769.83
Recoveries	$92,979.19
Sub Total	$38,633,896.32
Collections	$42,161,396.41

Purchase Amounts:
Purchase Amounts Related to Principal	$661,422.06
Purchase Amounts Related to Interest	$3,639.61
Sub Total	$665,061.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,826,458.08

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$42,826,458.08
Servicing Fee	$732,268.81	$732,268.81	$0.00	$0.00	$42,094,189.27
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,094,189.27
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$42,094,189.27
Interest - Class A-3 Notes	$315,037.61	$315,037.61	$0.00	$0.00	$41,779,151.66
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$41,631,593.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,631,593.33
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$41,548,107.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,548,107.25
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$41,478,773.92
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,478,773.92
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$41,381,107.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,381,107.25
Regular Principal Payment	$37,558,480.26	$37,558,480.26	$0.00	$0.00	$3,822,626.99
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,822,626.99
Residuel Released to Depositor	$0.00	$3,822,626.99	$0.00	$0.00	$0.00
Total		$42,826,458.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$37,558,480.26
Total					$37,558,480.26
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$37,558,480.26	$57.08	$315,037.61	$0.48	$37,873,517.87	$57.56
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$37,558,480.26	$18.41	$713,082.02	$0.35	$38,271,562.28	$18.76

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$525,062,675.91	0.7979676	$487,504,195.65	0.7408878
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$842,122,675.91	0.4128336	$804,564,195.65	0.3944213

Pool Information
Weighted Average APR	4.580%	4.577%
Weighted Average Remaining Term	40.73	39.86
Number of Receivables Outstanding	50,566	49,418
Pool Balance	$878,722,567.54	$838,904,396.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$844,908,740.71	$806,752,987.89
Pool Factor	0.4226752	0.4035222

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$12,583,565.95
Yield Supplement Overcollateralization Amount	$32,151,408.86
Targeted Overcollateralization Amount	$34,340,201.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,340,201.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	22

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		146	$615,828.33
(Recoveries)		156	$92,979.19
Net Losses for Current Collection Period			$522,849.14
Cumulative Net Losses Last Collection Period			$9,166,948.63
Cumulative Net Losses for all Collection Periods			$9,689,797.77

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.71%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.18%	910	$18,283,785.68
61-90 Days Delinquent	0.29%	111	$2,473,605.09
91-120 Days Delinquent	0.07%	29	$598,897.29
Over 120 Days Delinquent	0.17%	63	$1,411,703.86
Total Delinquent Receivables	2.71%	1,113	$22,767,991.92

Repossession Inventory:
Repossessed in the Current Collection Period		51	$1,038,054.98
Total Repossessed Inventory		68	$1,495,875.02

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.9627%
Preceding Collection Period			0.7746%
Current Collection Period			0.7306%
Three Month Average			0.8226%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3593%
Preceding Collection Period			0.4390%
Current Collection Period			0.4108%
Three Month Average			0.4030%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer